Reconciliation of Net Income to Numerator for Computation of Basic and Diluted Net Income per Share (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Net Income (Loss) Available to Common Stockholders, Diluted [Abstract]
Net income attributable to Baidu, Inc.	$ 5,196,853	¥ 33,664,173	¥ 13,196,932	¥ 10,550,657
Accretion of the redeemable noncontrolling interests	(50,817)	(329,180)	(52,683)	(31,799)
Numerator for EPS computation	$ 5,146,036	¥ 33,334,993	¥ 13,144,249	¥ 10,518,858